UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06071

                           Scudder Institutional Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder International Equity Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                                            Shares               Value ($)
                                                                                            ------               ---------


Common Stocks 95.8%
Australia 1.1%
Australia & New Zealand Banking Group Ltd.                                                   304,363          3,849,407
(Cost $3,831,579)

Austria 0.7%
Wienerberger AG                                                                               68,824          2,469,248
(Cost $2,219,618)

Brazil 0.9%
Companhia Vale do Rio Doce (ADR)(b)                                                           56,628          3,052,249
(Cost $1,387,386)

Denmark 0.7%
TDC A/S                                                                                       77,880          2,534,795
(Cost $2,386,685)

Finland 1.3%
Nokia Oyj                                                                                    228,204          2,618,332
Stora Enso Oyj "R"                                                                           147,893          2,054,765
                                                                                                            -----------
(Cost $6,651,552)                                                                                             4,673,097

France 7.1%
BNP Paribas SA                                                                                87,760          5,111,767
Credit Agricole SA                                                                           153,957          3,632,989
Schneider Electric SA                                                                         51,176          3,256,267
Total SA                                                                                      61,472         11,937,690
Vivendi Universal SA*                                                                         48,380          1,209,793
                                                                                                            -----------
(Cost $18,424,968)                                                                                           25,148,506

Germany 5.5%
Deutsche Telekom AG (Registered)*                                                            236,329          3,960,635
E.ON AG                                                                                       87,389          6,221,187
Hypo Real Estate Holdings AG*                                                                 96,300          2,988,944
Metro AG                                                                                      50,590          2,322,416
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)                                    24,657          2,368,334
SAP AG                                                                                         9,830          1,576,400
                                                                                                            -----------
(Cost $14,298,580)                                                                                           19,437,916

Greece 1.0%
Alpha Bank AE                                                                                152,218          3,610,280
(Cost $2,921,949)

Hong Kong 2.1%
Esprit Holdings Ltd.                                                                         959,717          4,281,897
Sun Hung Kai Properties Ltd. (REIT)                                                          388,000          3,283,140
                                                                                                            -----------
(Cost $7,046,115)                                                                                             7,565,037

Hungary 0.9%
OTP Bank Rt.                                                                                 155,299          3,204,163
(Cost $1,535,994)

India 0.5%
ICICI Ltd.                                                                                   328,100          1,887,592
(Cost $2,240,209)

Italy 2.9%
Eni SpA                                                                                      341,074          7,021,878
Terna SpA*                                                                                 1,550,662          3,323,118
                                                                                                            -----------
(Cost $6,667,991)                                                                                            10,344,996

Japan 23.0%
Aiful Corp.                                                                                   20,500          1,927,594
Canon, Inc.                                                                                  143,500          7,004,082
Dai Nippon Printing Co., Ltd.                                                                160,083          2,265,048
Daiwa House Industry Co., Ltd.                                                               186,000          1,932,511
FANUC Ltd.                                                                                    71,900          4,141,564
Hoya Corp.                                                                                    52,300          5,372,886
KDDI Corp.                                                                                       521          2,659,809
Kirin Brewery Co., Ltd.                                                                      510,000          4,987,663
Mitsubishi Corp.                                                                             578,000          5,559,338
Mitsubishi Tokyo Financial Group, Inc.                                                           428          3,828,594
Mitsui Fudosan Co., Ltd.                                                                     378,000          4,198,681
Mizuho Financial Group, Inc.                                                                   1,465          5,546,902
Nippon Steel Corp.                                                                         2,237,564          4,537,163
Nissan Motor Co., Ltd.                                                                       462,953          4,992,773
Sekisui Chemical Co., Ltd.                                                                   267,000          1,921,260
Sharp Corp.                                                                                  262,000          3,782,316
Sony Corp.                                                                                    89,700          3,146,803
Toyota Motor Corp.                                                                           239,100          9,610,767
Yamanouchi Pharmaceutical Co., Ltd.                                                          128,700          4,411,054
                                                                                                            -----------
(Cost $64,752,857)                                                                                           81,826,808

Korea 2.4%
LG Electronics, Inc.                                                                          48,000          1,998,803
POSCO                                                                                         22,570          3,078,166
Samsung Electronics Co., Ltd.                                                                  9,419          3,358,463
                                                                                                            -----------
(Cost $6,765,560)                                                                                             8,435,432

Netherlands 3.9%
European Aeronautic Defense & Space Co.                                                      134,884          3,718,815
ING Groep NV                                                                                 270,991          6,290,287
Koninklijke (Royal) Philips Electronics NV                                                   161,830          3,923,983
                                                                                                            -----------
(Cost $11,751,023)                                                                                           13,933,085

Norway 0.6%
Statoil ASA                                                                                  183,600          2,301,048
(Cost $2,286,895)

Russia 0.6%
LUKOIL (ADR)                                                                                  21,080          2,297,720
(Cost $1,215,905)

Spain 2.5%
Banco Popular Espanol SA                                                                      41,199          2,219,173
Gestevision Telecinco SA*                                                                     31,202            493,237
Telefonica SA                                                                                424,972          6,196,024
                                                                                                            -----------
(Cost $5,257,741)                                                                                             8,908,434

Sweden 1.4%
Telefonaktiebolaget LM Ericsson "B"*                                                       1,810,962          4,837,790
(Cost $1,360,242)

Switzerland 12.3%
ABB Ltd.*                                                                                    933,230          5,040,543
Credit Suisse Group                                                                          110,090          3,532,414
Nestle SA (Registered)                                                                        42,439         10,847,347
Novartis AG (Registered)                                                                     102,432          4,583,759
Roche Holding AG                                                                              72,440          7,162,747
UBS AG (Registered)                                                                          136,573          9,137,960
Zurich Financial Services AG                                                                  24,300          3,437,918
                                                                                                            -----------
(Cost $34,488,167)                                                                                           43,742,688

Thailand 0.5%
Bangkok Bank Public Co., Ltd. (Foreign Registered)*                                          781,800          1,797,459
(Cost $1,928,617)

United Kingdom 23.9%
AstraZeneca PLC                                                                              175,234          7,842,080
BAA PLC                                                                                      259,108          2,636,223
BHP Billiton PLC                                                                             749,491          6,828,187
British Sky Broadcasting Group PLC*                                                          219,402          2,411,783
GlaxoSmithKline PLC                                                                          137,832          2,799,655
HSBC Holdings PLC                                                                            566,518          8,318,739
Imperial Tobacco Group PLC                                                                   201,200          4,375,830
Kingfisher PLC                                                                               494,536          2,553,980
National Grid Transco PLC                                                                    385,200          3,048,782
Prudential PLC                                                                               448,229          3,696,396
Reuters Group PLC                                                                            336,097          1,989,376
Royal Bank of Scotland Group PLC                                                             296,572          8,337,597
Shell Transport & Trading Co., PLC                                                         1,476,259         10,697,743
Smith & Nephew PLC                                                                           523,590          5,284,277
Vodafone Group PLC                                                                         4,444,756          9,638,459
William Morrison Supermarkets PLC                                                            508,338          1,673,141
WPP Group PLC                                                                                316,560          2,927,172
                                                                                                            -----------
(Cost $69,993,847)                                                                                           85,059,420


Total Common Stocks (Cost $269,413,480)                                                                     340,917,170

Preferred Stocks 1.0%
Germany 1.0%
Henkel KGaA
(Cost $2,812,636)                                                                             48,915          3,590,010

Securities Lending Collateral 0.8%
Daily Assets Fund Institutional 1.29% (c) (d)
(Cost $2,650,000)                                                                          2,650,000          2,650,000

Cash Equivalents 2.4%
Scudder Cash Management QP Trust 1.38% (a)
(Cost $8,577,791)                                                                          8,577,791          8,577,791



Total Investment Portfolio  (Cost $283,453,907)                                                             355,734,971
                                                                                                         ==============

Sector Diversification

                                                                           Percent
                                                                           -------
Financials                                                                   26.8%
Consumer Discretionary                                                       14.8%
Energy                                                                        9.9%
Health Care                                                                   9.3%
Industrials                                                                   8.4%
Telecommunication Services                                                    7.3%
Information Technology                                                        7.2%
Consumer Staples                                                              6.9%
Materials                                                                     5.7%
Utilities                                                                     3.7%
Total                                                                         100%

*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or portion of these securities were on loan. The value of all securities loaned at July 31, 2004 amounted to $2,681,500 which is 0.8% of total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)  Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder International Equity Fund-
                                    Institutional Class I&II


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder International Equity Fund-
                                     Institutional Class I&II


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004